INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The components of the income tax provision are:

	As of
	Dcecmeber 31, 2024	December 31, 2023	December, 31, 2022
Current	$298,461	$344,853	$417,268
Deferred	(178,494)	-	-
Total income tax provision	$119,967	$344,853	$417,268

SCHEDULE OF STATUTORY INCOME TAX RATE AND EFFECTIVE INCOME TAX RATE

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	As of
	Dcecmeber 31 2024	December 31, 2023
Net (loss)income before provision for income taxes	$(725,874)	$1,331,324
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	(181,469)	332,831

Additional deduction for R&D expenses	(221,954)
Effect of preferential tax of PRC subsidiary	(39,143)
Changes in valuation allowance	265,614	4,305
Effect of income tax rate differences in jurisdictions other than mainland China*	252,879	450.00
Tax effect of non-deductible items	44,040	7,267
Income tax expense	$119,967	$344,853
Effective tax rates	(17)%	26%

SCHEDULE OF NET OPERATING LOSS CARRIED FORWARD

As of December 31, 2024 and 2023, the net operating loss carried forward is as follows:

	As of
	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carried forward	437,806	-
Less: valuation allowance	261,846	-
Deferred tax assets, net	$175,960	-

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE PROVISION FOR DEFERRED TAX ASSETS

The movement of valuation allowance provision for deferred tax assets is as follows:

	As of
	December 31 2024	December 31, 2023
Balance as of January 1,	-	-
Current year addition (reduction)	265,614	-
Exchange rate effect	(3,768)	-
Balance as of December 31,	261,846	-